Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2022
Interest Income (Expense) [Abstract]
Summary of Interest expense, net
Interest expense, net consisted of the following for the years ended December 31, 2022 and 2021:

($ in thousands)	2022	2021
Interest expense – leases	$(3,952)	$(4,053)
Interest expense – notes and loans payable	(38,528)	(29,661)
Accretion of debt discount and amortization of deferred financing fees	(3,951)	(5,153)
Interest expense – financing activities and sale and leasebacks	(11,887)	(11,586)
Other interest expense	(198)	(1,696)
Interest income	679	938
Total Interest expense, net	$(57,837)	$(51,211)